Consolidated Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Treasury Shares Held

As of December 31, 2017, the share capital was €2,508,039,808, consisting of 1,254,019,904 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2017	0.2	0.01%
December 31, 2016	20.0	1.55%

December 31, 2015	4.0	0.30%

January 1, 2015	9.5	0.72%

Summary of Movements Share Capital

Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares	Share capital(a)	Additional paid-in capital(a)	Reserves(a)
December 31, 2014		1,319,367,445	2,639	5,614	-
During 2015	Capital increase by exercise of stock subscription options(b)	9,000,127	18	555	-

During 2015	Capital increase by issuance of restricted shares(c)	3,071,173	6	(6)	-

Board meeting of April 29, 2015	Reduction in share capital by cancellation of treasury shares	(18,482,786)	(37)	(1,454)	-

Board meeting of October 28, 2015	Reduction in share capital by cancellation of treasury shares	(7,259,200)	(15)	(670)	-
December 31, 2015		1,305,696,759	2,611	4,039	-
During 2016	Capital increase by exercise of stock subscription options(b)	3,418,421	7	212	-

During 2016	Capital increase by issuance of restricted shares(c)	3,664,248	7	(7)	-

Board meeting of April 28, 2016	Reduction in share capital by cancellation of treasury shares	(22,561,090)	(45)	(1,655)	-

Board meeting of July 22, 2016	Capital increase reserved for employees	1,803,986	4	96	-
December 31, 2016		1,292,022,324	2,584	2,685	-
During 2017	Capital increase by exercise of stock subscription options(b)	3,764,646	8	215	-

During 2017	Capital increase by issuance of restricted shares(c)	3,394,574	7	(7)	-

Board meeting of April 27, 2017	Reduction in share capital by cancellation of treasury shares	(36,380,198)	(73)	(2,709)	-

Board meeting of July 28, 2017	Capital increase reserved for employees	1,621,098	3	103	-

Board meeting of December 14, 2017	Reduction in share capital by cancellation of treasury shares	(10,402,540)	(21)	(229)	(616)
December 31, 2017		1,254,019,904	2,508	58	(616)

(a)	Amounts expressed in millions of euros.

(b)	Shares issued on exercise of Sanofi stock subscription options.

(c)	Shares vesting under restricted share plans and issued in the period.

Principal Characteristics of Restricted Share Plans

Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2017	2016	2015
Type of plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	May 10, 2017	May 4, 2016	June 24, 2015

Total number of shares awarded	3,587,465	4,097,925	3,832,840

Of which plans subject to a 4-year service period	-	-	2,546,420

Fair value per share awarded(a)	-	-	79.52

Of which plans subject to a 3-year service period	3,587,465	4,097,925	1,286,420

Fair value per share awarded(a)	81.50	61.06	82.96
Fair value of plan at the date of grant (€ million)	292	250	309

(a)	Quoted market price per share at the date of grant, adjusted for dividends expected during the vesting period.

Summary of Currency Translation Differences

Currency translation differences comprise the following:

(€ million)	2017	2016	2015
Attributable to equity holders of Sanofi	(1,439)	1,787	701

Attributable to non-controlling interests	(32)	(18)	(22)
Total	(1,471)	1,769	679

Summary of Movements within Other Comprehensive Income

Movements within other comprehensive income are shown below:

(€ million)	2017	2016	2015
Balance, beginning of period	973	45	(2,315)
Attributable to equity holders of Sanofi	992	67	(2,287)

Attributable to non-controlling interests	(19)	(22)	(28)

Actuarial gains/(losses):

∎ Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(30)	(104)	650

∎ Actuarial gains/(losses) from investments accounted for using the equity method, net of taxes	2	(2)	2

∎ Tax effects(a)	(90)	(22)	(187)
Items not subsequently reclassifiable to profit or loss(b)	(118)	(128)	465
Available-for-sale financial assets:

∎ Change in fair value (excluding investments accounted for using the equity method)(c)	837	(104)	(29)

∎ Change in fair value (investments accounted for using the equity method, net of taxes)	1	(1)	(8)

∎ Tax effects	(145)	50	16

Cash flow hedges:

∎ Change in fair value (excluding investments accounted for using the equity method)(d)	(24)	30	(3)

∎ Change in fair value (investments accounted for using the equity method, net of taxes)	-	1	-

∎ Tax effects	8	(10)	1

Change in currency translation differences:

∎ Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(d)/(e)	(2,956)	1,033	1,681

∎ Currency translation differences (investments accounted for using the equity method)	(284)	57	243

∎ Hedges of net investments in foreign operations	-	-	(9)

∎ Tax effects	-	-	3
Items subsequently reclassifiable to profit or loss	(2,563)	1,056	1,895
Balance, end of period	(1,708)	973	45
Attributable to equity holders of Sanofi	(1,674)	992	67

Attributable to non-controlling interests	(34)	(19)	(22)

(a)	Includes the impact of changes in corporate income tax rates: €(127) million in 2017, €(37) million in 2016.

(b)	Items not subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(3) million in 2016, €(6) million in 2015.

(c)	Includes reclassifications to profit or loss: €(89) million in 2017, €447 million in 2016 and €(35) million in 2015.

(d)	Includes reclassifications to profit or loss: €(23) million in 2017, €2 million in 2016 and €(3) million in 2015.

(e)

Items subsequently reclassifiable to profit or loss and attributable to the Animal Health business divested on January 1, 2017: €(170) million in 2017 on divestment (comprising €(147) million of currency translation differences and €(23) million of cash flow hedges), €(51) million in 2016 and €(92) million in 2015.

Summary of Stock Purchase Option Plans Still Outstanding or Options Exercised

The table shows all Sanofi stock purchase option plans still outstanding or under which options were exercised in the year ended December 31, 2017.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2017
Synthélabo	03/30/1999	716,040	03/31/2004	03/30/2019	38.08	104,701
Total						104,701

Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised

The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2017.

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2017
Sanofi-aventis	12/13/2007	11,988,975	12/14/2011	12/13/2017	62.33	-

Sanofi-aventis	03/02/2009	7,736,480	03/04/2013	03/01/2019	45.09	1,679,020

Sanofi-aventis	03/01/2010	8,121,355	03/03/2014	02/28/2020	54.12	2,726,260

Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	242,578

Sanofi	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	528,001

Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	531,605

Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	863,815

Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	433,500

Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	401,500

Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	378,040
Total						7,784,319

Summary of Stock Options Outstanding at Each Balance Sheet Date

A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2015	25,602,256	61.14	1,565
Options exercisable	22,225,731	60.79	1,351

Options granted	435,000	89.38	39

Options exercised	(9,033,607)	63.50	(573)

Options cancelled(a)	(179,634)	60.04	(11)

Options forfeited	(956,400)	70.38	(67)
Options outstanding at December 31, 2015	15,867,615	60.03	953
Options exercisable	13,028,045	57.56	750

Options granted	402,750	75.90	31

Options exercised	(3,441,429)	63.83	(220)

Options cancelled(a)	(161,863)	68.09	(11)

Options forfeited	(601,271)	67.00	(40)
Options outstanding at December 31, 2016	12,065,802	59.03	713
Options exercisable	9,646,903	54.67	527

Options granted	378,040	88.97	33

Options exercised	(3,796,788)	58.92	(224)

Options cancelled(a)	(130,312)	69.06	(9)

Options forfeited	(627,722)	62.33	(39)
Options outstanding at December 31, 2017	7,889,020	60.08	474
Options exercisable	5,812,165	52.93	308

(a)	Mainly due to the grantees leaving Sanofi.

Summary of Options Outstanding and Exercisable

The table below provides summary information about options outstanding and exercisable as of December 31, 2017:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €30.00 to €40.00 per share	104,701	1.24	38.08	104,701	38.08

From €40.00 to €50.00 per share	1,679,020	1.16	45.09	1,679,020	45.09

From €50.00 to €60.00 per share	3,496,839	2.54	54.22	3,496,839	54.22

From €70.00 to €80.00 per share	1,796,920	6.37	73.64	531,605	72.19

From €80.00 to €90.00 per share	811,540	8.36	89.19	-	-
Total	7,889,020			5,812,165

Summary of Number of Shares Used to Compute Diluted Earnings Per Share

Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2017	2016	2015
Average number of shares outstanding	1,256.9	1,286.6	1,306.2

Adjustment for stock options with dilutive effect	2.7	2.6	6.0

Adjustment for restricted shares	7.2	6.8	8.5
Average number of shares used to compute diluted earnings per share	1,266.8	1,296.0	1,320.7